Income Taxes (Reconciliation of U.S. Statutory Income Tax Rate) (Details)	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Income Tax Disclosure [Abstract]
US federal statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	2.50%	2.40%	2.30%
Tax-free and dividend income	(1.30%)	(1.30%)	(1.50%)
Income tax credits	(1.10%)	(0.30%)	(0.40%)
Domestic production activities deduction	(2.50%)	(3.70%)	(2.80%)
Other permanent items	(1.30%)	(0.80%)	(0.90%)
Valuation allowance	0.00%	0.00%	(0.40%)
Uncertain tax positions settlements and adjustments	0.00%	(0.50%)	(1.00%)
Effective tax provision rate	31.30%	30.80%	30.30%